VIE Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
VIE Arrangements
Summary of Carrying Values of the VIEs' Assets and Liabilities
	September 30, 2022	December 31, 2021
Assets
Current assets
Cash	$3,851,443	$1,754,929
Restricted cash	996,452	6,443,076
Accounts receivable, net	149,245	91,004
Income tax receivable	-	162,073
Inventory	2,142,122	1,199,662
Prepaid expenses and other current assets	1,405,873	1,401,117
Total current assets	8,545,135	11,051,861

Property and equipment, net	5,874,961	5,110,894
Goodwill	-	36,253,294
Intangible assets	31,596,969	25,471,611
Right-of-use assets - operating	8,751,513	12,199,466
Total assets	$54,768,578	$90,087,126

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$5,177,495	$6,724,680
Consideration payable – current portion	1,649,783	1,331,724
Operating lease liability- current portion	545,028	935,346
Total current liabilities	7,372,306	8,991,750

Operating lease liabilities	11,399,056	11,681,587
Deferred tax liabilities	8,765,597	7,563,419
Consideration payable	520,681	1,827,515
Total liabilities	$28,057,640	$30,064,271

December 31, 2021
Assets
Current assets
Cash	$1,754,929
Restricted cash	6,443,076
Accounts receivable, net	91,004
Income tax receivable	162,073
Inventory	1,199,662
Prepaid expenses	421,117
Indemnification asset	980,000
Total current assets	11,051,861
Property and equipment, net	5,110,894
Goodwill and intangible assets	61,724,905
Right-of-use assets - operating	12,199,466

Total assets	$90,087,126

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$6,724,680
Consideration payable – current portion	1,331,724
Operating lease liability – current portion	935,346

Total current liabilities	8,991,750
Operating lease liabilities	11,681,587
Deferred tax liabilities	7,563,419
Consideration payable	1,827,515

Total liabilities	$30,064,271